Consolidated Statement of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Changes in Equity
Common stock issued under employee plans (in shares)	4,311,998	3,893,366	6,013,875
Purchases of treasury stock under employee plans (in shares)	1,226,080	854,365	1,625,820
Sales of treasury stock under employee plans (in shares)	463,083	383,077	1,155,558
Other treasury shares purchased, not retired (in shares)	27,237,179	23,283,400	30,338,647